Document and Entity Information	May 28, 2026
Cover [Abstract]
Entity Registrant Name	TEVA PHARMACEUTICAL INDUSTRIES LTD
Entity Tax Identification Number	00-0000000
Entity Address, State or Province	NJ
Amendment Flag	false
Entity Central Index Key	0000818686
Document Type	8-K
Document Period End Date	May 28, 2026
Entity Incorporation State Country Code	L3
Entity File Number	001-16174
Entity Address, Address Line One	400 Interpace Parkway, #3
Entity Address, City or Town	Parsippany
Entity Address, Postal Zip Code	07054
City Area Code	973
Local Phone Number	658-0301
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	American Depositary Shares, each representing one Ordinary Share
Trading Symbol	TEVA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false